Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Effective tax rate	(114.71%)	79.98%	49.03%
Net operating loss carryforwards	$ 150,076,377
Valuation allowance	34,628,089	$ 21,043,136
Valuation allowance	13,584,953
Provision for foreign withholding taxes	317,352,026
Deferred tax liability foreign subsidiaries	56,227,659
Unrecognized tax benefits	648,840
Accrued penalties	21,148	45,229
Unrecognized tax benefits interest	36,253	16,348
Unrecognized tax benefits penalties	113,290	92,142
Unrecognized tax benefits interest expense	69,559	$ 57,957
Cayman Island [Member]
Income Taxes [Line Items]
Statutory income tax rate
United States [Member]
Income Taxes [Line Items]
Provision for foreign withholding taxes	161,440,229
Deferred tax liability foreign subsidiaries	48,432,069
Mainland China [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,260,186
Provision for foreign withholding taxes	155,911,797
Deferred tax liability foreign subsidiaries	7,795,590
Tax Year 2027 and 2034 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	11,581,596
Indefinite Expiration Term [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 1,766,145